CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 55.4%
	ASSET MANAGEMENT - 1.4%
11,400	Onex Corporation	$ 818,885

	AUTOMOTIVE - 3.3%
1,382,000	BAIC Motor Corporation Ltd., H Shares	507,105
43,602	Stellantis N.V.	841,083
37,300	Toyota Boshoku Corporation	661,141
		2,009,329
	BEVERAGES - 1.1%
131,170	Coca-Cola Femsa S.A.B. de C.V.	692,096

	CHEMICALS - 2.4%
26,500	Lintec Corporation	615,524
15,100	LOTTE Fine Chemical Company Ltd.(a)	868,091
		1,483,615
	COMMERCIAL SUPPORT SERVICES - 1.3%
30,460	TrueBlue, Inc.(a)	810,236

	CONSTRUCTION MATERIALS - 1.4%
19,400	Apogee Enterprises, Inc.	866,210

	ELECTRICAL EQUIPMENT - 1.0%
37,000	Japan Aviation Electronics Industry Ltd.	591,321

	ENGINEERING & CONSTRUCTION - 3.5%
5,243,000	DMCI Holdings, Inc.	872,402
268,714	Maire Tecnimont SpA	1,283,506
		2,155,908
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
209,085	Navigator Company S.A. (The)	788,882

	HEALTH CARE FACILITIES & SERVICES - 1.1%
17,330	Premier, Inc., Class A	662,353

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 55.4% (Continued)
	HOME CONSTRUCTION - 1.2%
82,840	Redrow PLC	$ 697,972

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
25,000	Nitta Corporation	612,598

	LEISURE PRODUCTS - 1.0%
62,800	Tomy Company Ltd.	613,077

	METALS & MINING - 6.6%
123,325	Alliance Resource Partners, L.P.	1,662,421
309,500	China Shenhua Energy Company Ltd., H Shares	761,269
767,064	Coronado Global Resources, Inc.(a)	745,031
558,960	Indo Tambangraya Megah Tbk P.T.	844,987
		4,013,708
	OIL & GAS PRODUCERS - 3.2%
472,846	DNO ASA	694,191
1,730,000	Sinopec Kantons Holdings Ltd.	661,061
402,307	Viva Energy Group Ltd.	613,178
		1,968,430
	PUBLISHING & BROADCASTING - 0.9%
9,603,600	Media Nusantara Citra Tbk P.T.	571,734

	REAL ESTATE SERVICES - 0.9%
16,190	RMR Group, Inc. (The), Class A	518,242

	RETAIL - CONSUMER STAPLES - 1.1%
54,912	Clas Ohlson A.B., B	665,518

	RETAIL - DISCRETIONARY - 5.5%
26,615	Buckle, Inc. (The)	1,001,789
5,330	Dillard's, Inc., Class A	1,352,328
769,600	Matahari Department Store Tbk P.T.	204,066
44,240	Takkt A.G.	749,078
		3,307,261

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 55.4% (Continued)
	SEMICONDUCTORS - 2.5%
22,326	Tower Semiconductor Ltd.(a)	$ 769,951
15,100	Ulvac, Inc.	768,292
		1,538,243
	SPECIALTY FINANCE - 3.2%
26,660	Enova International, Inc.(a)	1,073,865
19,882	Synchrony Financial	846,774
		1,920,639
	STEEL - 3.7%
11,675	Nucor Corporation	1,183,845
42,200	Russel Metals, Inc.	1,053,041
		2,236,886
	TECHNOLOGY HARDWARE - 1.2%
29,500	Canon, Inc.	697,678

	TOBACCO & CANNABIS - 2.0%
197,000	British American Tobacco Malaysia Bhd	577,737
31,900	Japan Tobacco, Inc.	636,863
		1,214,600
	TRANSPORTATION & LOGISTICS - 2.6%
26,093	Schneider National, Inc., Class B	667,981
41,377	Westshore Terminals Investment Corporation	878,540
		1,546,521
	WHOLESALE - DISCRETIONARY - 1.0%
1,199,100	Sime Darby Bhd	616,094

	TOTAL COMMON STOCKS (Cost $26,391,806)	33,618,036

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 43.2%
MONEY MARKET FUNDS - 43.2%
26,142,574	Dreyfus Cash Management, Institutional Class, 0.06% (Cost $26,170,279)(b)	$ 26,163,488

	TOTAL INVESTMENTS - 98.6% (Cost $52,562,085)	$ 59,781,524
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	835,774
	NET ASSETS - 100.0%	$ 60,617,298

LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.5%
	ASSET MANAGEMENT - 1.3%
1,268	Onex Corporation	$ 91,083

	AUTOMOTIVE - 4.2%
155,000	BAIC Motor Corporation Ltd., H Shares	56,875
15,357	Halfords Group plc	67,735
5,023	Stellantis N.V.	96,895
4,100	Toyota Boshoku Corporation	72,672
		294,177
	BEVERAGES - 1.1%
14,910	Coca-Cola Femsa S.A.B. de C.V.	78,670

	BIOTECH & PHARMA - 1.4%
7,404	Aspen Pharmacare Holdings Ltd.	99,758

	CHEMICALS - 3.6%
3,100	Lintec Corporation	72,005
1,707	LOTTE Fine Chemical Company Ltd.(a)	98,134
41,000	Petronas Chemicals Group Bhd	87,140
		257,279
	COMMERCIAL SUPPORT SERVICES - 1.2%
11,023	Pagegroup PLC	86,988

	DIVERSIFIED INDUSTRIALS - 1.3%
1,800	Hitachi Ltd.	93,554

	ELECTRICAL EQUIPMENT – 1.0%
4,200	Japan Aviation Electronics Industry Ltd.	67,123

	ENGINEERING & CONSTRUCTION - 3.4%
578,200	DMCI Holdings, Inc.	96,209
30,280	Maire Tecnimont SpA	144,632
		240,841

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.5% (Continued)
	ENTERTAINMENT CONTENT - 1.3%
12,200	Gree, Inc.	$ 92,682

	HOUSEHOLD PRODUCTS - 1.0%
3,000	Duskin Company Ltd.	72,093

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
3,000	Nitta Corporation	73,512

	LEISURE PRODUCTS - 0.9%
6,500	Tomy Company Ltd.	63,455

	METALS & MINING - 5.5%
34,000	China Shenhua Energy Company Ltd., H Shares	83,629
82,664	Coronado Global Resources, Inc.(a)	80,290
61,040	Indo Tambangraya Megah Tbk P.T.	92,274
14,975	Sandfire Resources Ltd.	71,947
57,162	Silver Lake Resources Ltd.(a)	60,185
		388,325
	OIL & GAS PRODUCERS - 4.1%
52,230	DNO ASA	76,679
4,824	Motor Oil Hellas Corinth Refineries S.A.	77,264
191,600	Sinopec Kantons Holdings Ltd.	73,213
42,642	Viva Energy Group Ltd.	64,993
		292,149
	PUBLISHING & BROADCASTING - 0.9%
1,078,500	Media Nusantara Citra Tbk P.T.	64,207

	RETAIL - CONSUMER STAPLES - 1.2%
6,793	Clas Ohlson A.B., B	82,329

	RETAIL - DISCRETIONARY - 1.4%
62,800	Matahari Department Store Tbk P.T.	16,652
4,975	Takkt A.G.	84,238
		100,890

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 45.5% (Continued)
	SEMICONDUCTORS - 1.1%
2,279	Tower Semiconductor Ltd.(a)	$ 78,595

	STEEL - 3.1%
4,390	Russel Metals, Inc.	109,546
9,197	Tenaris S.A.	112,282
		221,828
	TECHNOLOGY HARDWARE - 1.1%
3,400	Canon, Inc.	80,411

	TOBACCO & CANNABIS - 2.0%
21,800	British American Tobacco Malaysia Bhd	63,932
3,800	Japan Tobacco, Inc.	75,865
		139,797
	TRANSPORTATION & LOGISTICS - 1.4%
4,658	Westshore Terminals Investment Corporation	98,901

	WHOLESALE - DISCRETIONARY - 1.0%
133,900	Sime Darby Bhd	68,797

	TOTAL COMMON STOCKS (Cost $3,040,923)	3,227,444

	EXCHANGE-TRADED FUNDS — 18.8%
	EQUITY - 18.8%
13,083	Vanguard FTSE Developed Markets ETF	642,244
13,854	Vanguard FTSE Emerging Markets ETF	688,129
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,310,024)	1,330,373

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 34.8%
MONEY MARKET FUNDS - 34.8%
2,460,803	Dreyfus Cash Management, Institutional Class, 0.06% (Cost $2,463,181)(b)	$ 2,462,772

	TOTAL INVESTMENTS - 99.1% (Cost $6,814,128)	$ 7,020,589
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	66,365
	NET ASSETS - 100.0%	$ 7,086,954

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2022.